Discontinued Operations and Transition Costs	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Transition Costs
NOTE 3: DISCONTINUED OPERATIONS AND TRANSITION COSTS
On March 6, 2021, we entered into a definitive agreement with a consortium led by STG, pursuant to which STG agreed to purchase our Enterprise Business for an all-cash
purchase price of $4.0 billion, which closed on

July 27, 2021. In connection with the divestiture of the Enterprise Business, we entered into a transition service agreement under which we will provide assistance to STG including, but not limited to, business support services and information technology services as well as a commercial services agreement under which we will provide certain product services and licensed technology.
The following table presents the aggregate amounts of the classes of assets and liabilities sold under the definitive agreement with STG:

(in millions)	December 26, 2020	June 26, 2021
Assets:
Accounts receivable, net	$290	$194
Deferred costs	96	102
Other current assets	16	21

Total current assets of discontinued operations	402	317
Property and equipment, net	34	37
Intangible assets, net	915	881
Goodwill	1,413	1,413
Deferred tax assets	43	40
Other long-term assets	155	157

Total assets of discontinued operations	$2,962	$2,845

Liabilities:
Accounts payable and other current liabilities	$39	$37
Accrued compensation and benefits	18	18
Accrued marketing	6	8
Lease liabilities, current portion	15	17
Deferred revenue	892	845

Total current liabilities of discontinued operations	970	925
Deferred tax liabilities	7	6
Other long-term liabilities	51	58
Deferred revenue, less current portion	604	545

Total liabilities of discontinued operations	$1,632	$1,534

The following table presents information regarding certain components of income from discontinued operations, net of taxes:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Net revenue	$333	$346	$664	$677
Operating income	$49	$54	$58	$73
Income before income taxes	$49	$51	$58	$69
Income tax expense	$9	$11	$17	$18
Income from discontinued operations, net of taxes	$40	$40	$41	$51
The following table presents significant
non-cash
items and capital expenditures of discontinued operations:

	Six Months Ended
(in millions)	June 27, 2020	June 26, 2021
Depreciation and amortization	$112	$41
Equity-based compensation expense	$3	$45
Additions to property and equipment	$4	$3
In July 2021, two amendments to the definitive agreement with a consortium led by STG for the purchase of the Enterprise Business were executed. The amendments modified certain provisions for assets and liabilities to be transferred as well as the timing and procedures for transfer of certain assets and employees in foreign jurisdictions in connection with the sale, and clarifying requirements for maintenance of such assets prior to transfer. The amendments also include certain other modifications or clarifications of the purchase agreement.
On July 27, 2021, we completed the sale of certain assets and the assumption of certain liabilities of our Enterprise Business to STG for an all-cash
purchase price of $4.0 billion. In connection with the transaction, we expect to recognize a gain in excess of $2 billion, net of taxes. As a direct result of the taxable gain on the Enterprise Business divestiture, we expect to realize certain tax benefits subject to our TRA and thus we expect to record a TRA liability of between $170 million and $260 million.
Subsequent to the completion of the sale of the Enterprise Business, we notified our lenders of our intent to prepay approximately $1 billion of our indebtedness, which will be completed in August 2021. In connection with this prepayment, we expect to incur a loss on extinguishment of debt in Q3 2021 of approximately $10 million related to recognition of unamortized discount and deferred financing costs (Note 11). We also terminated $150 million of our $250 million notional interest rate swap that had an expiration date of January 29, 2022 (Note 13).
Additionally, on August 3, 2021, the Board of Directors of McAfee Corp. declared a special one-time
cash dividend of $4.50 per share of Class A common stock payable to shareholders of record at 5:00 PM Eastern Time on August 13, 2021
, payable on or about August 27, 2021
(the “Special Dividend”). In connection with the declaration of the Special Dividend, the Board of Directors of McAfee Corp., as sole managing member of FTW, authorized FTW to declare a special one-time
cash distribution to its members in the aggregate of approximately $2.8 billion (the “Special Distribution”). The Special Distribution is expected to result in the payment of approximately $1.7 billion to Continuing LLC Owners and approximately $1.1 billion to McAfee Corp. McAfee Corp. will use approximately $0.8 billion of its share of the Special Distribution to pay the Special Dividend to participating shareholders on or about August 27, 2021. Under the provisions of our equity plans, the Special Dividend is anticipated to constitute an equity restructuring under applicable accounting rules, which will require us to make certain adjustments to our outstanding equity awards.
In connection with the sale of the Enterprise Business we have incurred costs consisting primarily of consulting fees, legal fees, and other costs to facilitate the sale transaction and the separation of the Enterprise Business, including incremental costs associated with data disentanglement and acceleration of data migration to the cloud. During the three and six months ended June 26, 2021, we recorded $39 million and $61 million, respectively, for these transition costs. These costs are recorded within Income from discontinued operations, net of taxes, on the condensed consolidated statements of operations.

NOTE 3: DISCONTINUED OPERATIONS
On March 6, 2021, we entered into a definitive agreement with a consortium led by STG, pursuant to which STG agreed to purchase our Enterprise Business for an all-cash purchase price of $4.0 billion. The divestiture transaction closed on July 27, 2021. In connection with the divestiture of the Enterprise Business, we entered into a transition service agreement under which we will provide assistance to STG including, but not limited to, business support services and information technology services as well as a commercial services agreement under which we will provide certain product services and licensed technology.
The following table presents the aggregate amounts of the classes of assets and liabilities that were sold under the definitive agreement with STG.

(in millions)	December 28, 2019	December 26, 2020
Assets:
Accounts receivable, net	$339	$290
Deferred costs	76	96
Other current assets	19	16

Total current assets of discontinued operations	434	402
Property and equipment, net	56	34
Intangible assets, net	1,091	915
Goodwill	1,410	1,413
Deferred tax assets	34	43
Other long-term assets	174	155

Total assets of discontinued operations	$3,199	$2,962

Liabilities:
Accounts payable and other current liabilities	$51	$39
Accrued compensation and benefits	21	18
Accrued marketing	7	6
Lease liabilities, current portion	16	15
Deferred revenue	864	892

Total current liabilities of discontinued operations	959	970
Deferred tax liabilities	4	7
Other long-term liabilities	56	51
Deferred revenue, less current portion	651	604

Total liabilities of discontinued operations	$1,670	$1,632

The following table presents information regarding certain components of income from discontinued operations, net of taxes:

	Fiscal Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Net revenue	$1,248	$1,332	$1,348
Operating income (loss)	(72)	8	(46)
Income (loss) from discontinued operations before income taxes	(71)	8	(46)
Income tax expense	33	49	25
Loss from discontinued operations, net of tax	(104)	(41)	(71)
The following table presents significant
non-cash
items and capital expenditures of discontinued operations:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization and depreciation	$254	$253	$212
Stock-based compensation expense	22	20	200
Purchases of property and equipment	27	15	7